Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Outstanding balances for related party transactions [abstract]
Balances and Transactions with Related Parties

Note 22 - Balances and Transactions with Related Parties:

A.	Balances with related parties (consolidated)

Composition:

	December 31
	2022	2021
	NIS in thousands

Short-term loans (Note 13)	1,090	1,722
Long-term loans (Note 13)	-	76
Other receivables (Note 11B)	16,087	-
Other payables (Note 11C)	372	308

B.	Benefits in respect of the employment of key management personnel (including directors) (*) who are employed in the Company:

		For the year ended December 31
		2022		2021		2020
			Amount		Amount		Amount
		Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short-term employee benefits	-	4	2,198	3	946	3	782
Management fees		1	675	1	606	1	122
Share-based payment		4	6,362	1	3,023	1	9,874
		4	9,235	3	4,575	3	10,778

(*)	The key management personnel include the Chairman of the Board, the Company’s CEO, and the CFO

C.	Benefits in respect of key management personnel (including directors) who are not employees of the Company:

	For the year ended December 31
	2022		2021		2020
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short term employee benefits	-	-	-	-	1	371
Management fees	4	739	3	550	3	329
Share-based payment	3	14	3	48	3	134
	4	753	3	598	4	834

(*)	The key management personnel who are not employees of the Company include one director, two outside directors, and one independent director.

Intercure Ltd.

Notes to the Consolidated Financial Statements

Note 22 - Balances and Transactions with Related Parties: (Cont.)

D.	Other transactions with related parties

1. Rental Income - sublease agreement with companies related to the related party

The subsidiary Canndoc leases an office floor, and subleases part of the floor to four companies related to the controlling shareholder.

Revenue of NIS 291 thousand and NIS 229 and thousand was recorded in the financial statements in 2022 and 2021, respectively.

2. Payroll and associated expenses of related party

The total sum of payroll and associated expenses which was recognized in Sales and Marketing is NIS 5,017 thousand.

3. Loan from the Company’s controlling shareholder - See Note 13A above.

4. Investment agreement between the controlling shareholder and the Company - See Notes 13.